Frontier MFG Global Sustainable Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 95.8%	Shares	Value
Germany - 3.5%
SAP SE	3,707	$993,292

Hong Kong - 3.0%
AIA Group Ltd.	113,565	859,673

Netherlands - 4.3%
ASML Holding NV	795	526,112
Universal Music Group NV	25,851	713,826
		1,239,938

Spain - 2.6%
Aena SME SA	3,134	735,251

Switzerland - 9.6%
Nestle SA	17,093	1,727,361
Novartis AG	9,110	1,011,846
		2,739,207

Taiwan, Province of China - 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,740	1,118,840

United Kingdom - 6.2%
Reckitt Benckiser Group PLC	17,668	1,194,725
Unilever PLC	9,688	577,232
		1,771,957

United States - 62.7%(a)
Alphabet, Inc. - Class C	9,504	1,484,810
Amazon.com, Inc. (b)	8,629	1,641,754
American Tower Corp.	4,171	907,610
Booking Holdings, Inc.	183	843,064
Dollar General Corp.	13,234	1,163,666
Eversource Energy	19,123	1,187,729
Intercontinental Exchange, Inc.	3,284	566,490
Mastercard, Inc. - Class A	2,441	1,337,961
Meta Platforms, Inc. - Class A	1,922	1,107,764
Microsoft Corp.	5,627	2,112,319
Mondelez International, Inc. - Class A	9,189	623,474
U.S. Bancorp	20,098	848,538
Ulta Beauty, Inc. (b)	1,613	591,229
UnitedHealth Group, Inc.	2,246	1,176,342
Visa, Inc. - Class A	1,743	610,852
Yum! Brands, Inc.	5,572	876,810
Zimmer Biomet Holdings, Inc.	7,746	876,692
		17,957,104
TOTAL COMMON STOCKS (Cost $20,334,880)		27,415,262

TOTAL INVESTMENTS - 95.8% (Cost $20,334,880)		27,415,262
Money Market Deposit Account - 3.5% (c)		997,852
Other Assets in Excess of Liabilities - 0.7%		200,238
TOTAL NET ASSETS - 100.0%		$28,613,352
two		–%
Percentages are stated as a percent of net assets.		–%

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 3.31%.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,075,944	$8,339,318	$–	$27,415,262
Total Investments	$19,075,944	$8,339,318	$–	$27,415,262

Refer to the Schedule of Investments for further disaggregation of investment categories.

Frontier MFG Core Infrastructure Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Australia - 4.3%
APA Group	190,304	$942,726
Atlas Arteria Ltd.	218,283	664,188
Transurban Group	397,307	3,346,401
		4,953,315

Belgium - 0.8%
Elia Group SA/NV	10,968	951,301

Canada - 14.4%
Algonquin Power & Utilities Corp.	103,373	530,855
Brookfield Renewable Corp.	21,238	592,843
Canadian Utilities Ltd. - Class A	29,439	756,918
Emera, Inc.	38,201	1,608,952
Enbridge, Inc.	75,030	3,320,705
Fortis, Inc.	66,777	3,041,751
Hydro One Ltd.	81,875	2,753,158
South Bow Corp.	29,939	764,781
TC Energy Corp.	68,078	3,215,024
		16,584,987

Chile - 0.3%
Aguas Andinas SA - Class A	1,007,543	363,125

France - 5.4%
Getlink SE	81,003	1,398,998
Groupe ADP	14,511	1,477,272
Vinci SA	26,551	3,347,033
		6,223,303

Germany - 0.8%
Fraport AG Frankfurt Airport Services Worldwide (a)	13,590	852,842

Hong Kong - 1.6%
Power Assets Holdings Ltd.	313,159	1,875,370

Italy - 6.3%
ACEA SpA	34,064	702,084
Enav SpA	90,436	357,762
Italgas SpA	121,010	867,668
Snam SpA	497,590	2,582,774
Terna SpA	297,137	2,685,318
		7,195,606

Mexico - 2.9%
Grupo Aeroportuario del Centro Norte SAB de CV	48,180	473,219
Grupo Aeroportuario del Pacifico SAB de CV - Class B	63,564	1,174,247
Grupo Aeroportuario del Sureste SAB de CV - Class B	41,203	1,125,786
Promotora y Operadora de Infraestructura SAB de CV	55,890	563,092
		3,336,344

Netherlands - 0.7%
Koninklijke Vopak NV	17,230	748,555

New Zealand - 1.6%
Auckland International Airport Ltd.	249,712	1,158,292
Chorus Ltd.	77,001	353,236
Vector Ltd.	166,136	370,058
		1,881,586

Portugal - 0.3%
REN - Redes Energeticas Nacionais SGPS SA	127,989	379,894

Spain - 10.6%
Aena SME SA	14,438	3,387,225
Cellnex Telecom SA	93,821	3,335,230
Enagas SA	40,907	588,914
Ferrovial SE	73,262	3,276,853
Redeia Corp. SA	79,511	1,595,892
		12,184,114

Switzerland - 0.9%
Flughafen Zuerich AG	4,562	1,082,241

United Kingdom - 5.8%
National Grid PLC	269,218	3,511,758
Pennon Group PLC	72,119	417,776
Severn Trent PLC	43,945	1,438,670
United Utilities Group PLC	100,823	1,315,542
		6,683,746

United States - 39.5%(b)
ALLETE, Inc.	3,338	219,307
Alliant Energy Corp.	11,604	746,717
Ameren Corp.	12,053	1,210,121
American Electric Power Co., Inc.	18,681	2,041,273
American States Water Co.	1,801	141,703
American Tower Corp.	10,080	2,193,408
American Water Works Co., Inc.	8,870	1,308,502
Atmos Energy Corp.	7,060	1,091,335
Avista Corp.	4,850	203,069
Black Hills Corp.	4,081	247,513
California Water Service Group	3,988	193,258
CenterPoint Energy, Inc.	28,687	1,039,330
Chesapeake Utilities Corp.	777	99,790
CMS Energy Corp.	13,681	1,027,580
Consolidated Edison, Inc.	14,477	1,601,011
Crown Castle, Inc.	19,630	2,046,035
Dominion Energy, Inc.	37,358	2,094,663
DTE Energy Co.	9,361	1,294,345
Duke Energy Corp.	18,232	2,223,757
Entergy Corp.	19,769	1,690,052
Essential Utilities, Inc.	13,211	522,231
Evergy, Inc.	8,608	593,522
Eversource Energy	17,508	1,087,422
Exelon Corp.	45,396	2,091,848
FirstEnergy Corp.	27,540	1,113,167
IDACORP, Inc.	2,780	323,092
MGE Energy, Inc.	2,091	194,379
Middlesex Water Co.	1,053	67,497
NextEra Energy, Inc.	29,084	2,061,765
NiSource, Inc.	21,732	871,236
Northwest Natural Holding Co.	1,649	70,445
Northwestern Energy Group, Inc.	3,232	187,036
OGE Energy Corp.	7,653	351,732
ONE Gas, Inc.	3,101	234,404
Pinnacle West Capital Corp.	5,320	506,730
Portland General Electric Co.	6,002	267,689
PPL Corp.	34,070	1,230,268
Public Service Enterprise Group, Inc.	22,622	1,861,791
SBA Communications Corp.	4,888	1,075,409
Sempra	29,123	2,078,217
SJW Group	2,419	132,295
Spire, Inc.	3,379	264,407
The Southern Co.	19,793	1,819,966
TXNM Energy, Inc.	5,020	268,470
WEC Energy Group, Inc.	14,341	1,562,882
Xcel Energy, Inc.	26,405	1,869,210
		45,419,879
TOTAL COMMON STOCKS (Cost $68,824,535)		110,716,208

CLOSED-END FUNDS - 1.2%	Shares	Value
Republic of Korea - 0.5%
Macquarie Korea Infrastructure Fund	70,677	522,064

United Kingdom - 0.7%
HICL Infrastructure PLC	306,157	446,395
International Public Partnerships Ltd.	287,493	416,777
		863,172
TOTAL CLOSED-END FUNDS (Cost $1,640,274)		1,385,236

RIGHTS - 0.0%(c)	Shares	Value
Belgium - 0.0%(c)
Elia Group SA/NV, Expires 04/04/2025, Exercise Price $61.88 (a)	11,137	54,336
TOTAL RIGHTS (Cost $70,778)		54,336

TOTAL INVESTMENTS - 97.4% (Cost $70,535,587)		112,155,780
Money Market Deposit Account - 1.5% (d)		1,744,643
Other Assets in Excess of Liabilities - 1.1%		1,228,825
TOTAL NET ASSETS - 100.0%		$115,129,248
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	Represents less than 0.05% of net assets.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 3.31%.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$67,595,757	$43,120,451	$–	$110,716,208
Closed-End Funds	–	1,385,236	–	1,385,236
Rights	54,336	–	–	54,336
Total Investments	$67,650,093	$44,505,687	$–	$112,155,780

Refer to the Schedule of Investments for further disaggregation of investment categories.

Investment Valuation – Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a predetermined threshold and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value in accordance with the Adviser’s fair valuation procedures in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Company has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Directors (the “Board”) pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Adviser uses its Valuation Committee to make any required fair value determinations.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Tax Disclosure - Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.